Long-term debt (Schedule of detailed information about borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	$ 985,255
Addition to Principal	591,824
Principal repayments	(400,000)
Transaction costs	16,204	$ 26,149
Write-down of unamortized transaction costs	3,817	0
Borrowings, ending balance	1,135,675	985,255
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	991,558	989,306
Addition to Principal	591,824
Principal repayments	(400,000)
Transaction costs	8,176
Change in fair value of embedded derivative (prepayment option)	(47,169)	1,079
Write-down of unamortized transaction costs	2,315
Accretion of transaction costs and premiums	1,167	1,173
Borrowings, ending balance	$ 1,139,695	$ 991,558